Associates and joint ventures - Summary of After Tax Profits and Losses of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss) of associates and joint ventures	£ 1	£ (3)	£ (5)
Share of after tax profit/(loss) of joint ventures
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss) of associates and joint ventures	0	0	(3)
Share of after tax profit/(loss) of associates
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profit/(loss) of associates and joint ventures	£ 1	£ (3)	£ (2)